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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Travelers Companies, Inc.
                 -------------------------------
   Address:      485 Lexington Avenue
                 -------------------------------
                 New York, NY  10017-2630
                 -------------------------------

Form 13F File Number: 28-62
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wendy Skjerven
         -------------------------------
Title:   Deputy Corporate Secretary
         -------------------------------
Phone:   (651) 310-6748
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Wendy Skjerven,           St. Paul, Minnesota,    May 11, 2011
   -------------------------------    --------------------   --------------
           [Signature]                    [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   24
                                        --------------------

Form 13F Information Table Value Total:              225,134
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number    Name

    01       28-29                   ST. PAUL FIRE AND MARINE INSURANCE COMPANY
    ------      -----------------    ------------------------------------------

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                           FORM 13F INFORMATION TABLE

NAME OF ISSUER                           TITLE OF CLASS CUSIP     VALUE    SHARES    SH/ PUT/ INVESTMT OTHER    VOTING AUTHORITY
                                                                  (X$1000) PRN/AMT   PRN CALL DSCRETN  MANAGERS SOLE SHARED    NONE
AT&T INC                                 COMM           00206R102      413    13,500 SH       SHARED                    13,500
BOARDWALK PIPELINE PARTNERS LP           COMM           096627104   14,609   447,300 SH       SHARED                   447,300
BUCKEYE PARTNERS LP                      COMM           118230101    1,239    19,500 SH       SHARED                    19,500
EL PASO PIPELINE PARTNERS LP             COMM           283702108    7,195   198,600 SH       SHARED                   198,600
ENBRIDGE ENERGY PARTNERS LP              COMM           29250R106   17,040   263,700 SH       SHARED                   263,700
ENTERPRISE PRODUCTS PARTNERS LP          COMM           293792107   33,497   777,916 SH       SHARED                   777,916
KINDER MORGAN MANAGEMENT LLC             COMM           49455U100   19,678   300,011 SH       SHARED                   300,011
MAGELLAN MIDSTREAM PARTNERS LP           COMM           559080106   23,980   400,600 SH       SHARED                   400,600
MARKWEST ENERGY PARTNERS LP              COMM           570759100    5,574   115,000 SH       SHARED                   115,000
MAXLINEAR INC - CLASS A                  COMM           57776J100       39     4,765 SH       SHARED                     4,765
MOTRICITY INC                            COMM           620107102       67     4,481 SH       SHARED                     4,481
NATL WESTMINSTER BK PLC SER C 7.76%      PREF           638539882    9,616   400,000 SH       SHARED                   400,000
NUSTAR ENERGY LP                         COMM           67058H102    8,561   126,100 SH       SHARED                   126,100
ONEOK PARTNERS LP                        COMM           68268N103   14,205   172,500 SH       SHARED                   172,500
PLAINS ALL AMER PIPELINE LP              COMM           726503105   20,629   323,700 SH       SHARED                   323,700
PROGRESS ENERGY INC                      COMM           743263105    2,192    47,500 SH       SHARED                    47,500
REPUBLIC SERVICES                        COMM           760759100    2,328    77,493 SH       SHARED                    77,493
ROYAL BK OF SCOTLAND PLC PFD 6.25% SER P PREF           780097762    1,341    80,000 SH       SHARED                    80,000
SOUTHERN COMPANY                         COMM           842587107    4,268   112,000 SH       SHARED                   112,000
SPECTRA ENERGY PARTNERS LP               COMM           84756N109    2,137    65,000 SH       SHARED                    65,000
SUNOCO LOGISTICS PARTNERS LP             COMM           86764L108    7,290    84,000 SH       SHARED                    84,000
VERIZON COMMUNICATIONS INC               COMM           92343V104    1,079    28,000 SH       SHARED                    28,000
XCEL ENERGY INC                          COMM           98389B100    4,587   192,000 SH       SHARED                   192,000
ALTERRA CAPITAL HOLDINGS LTD             COMM           G0229R108   23,570 1,058,833 SH       SHARED                 1,058,833